Parent Only Financial Information - Schedule of Condensed Statements of Income/(Loss) (Details) - Reportable Legal Entities [Member] - Parent Company [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statements of Results of Operations [Line Items]
General and administrative expenses	¥ (61,316)	¥ (30,169)	¥ (10,923)
Total operating expenses	(61,316)	(30,169)	(10,923)
Loss from operations	(61,316)	(30,169)	(10,923)
Equity (loss)/income of subsidiaries and the VIE and VIE’s subsidiaries	(28,815)	58,903	(80,934)
Other income:
Interest (expense)/income, net	58	2,185	(983)
Gain on short-term investments	5,357	51
Other income, net	7		1,730
(Loss)/income before income tax	(84,709)	30,970	(91,110)
Income tax expense
Net (loss)/income	(84,709)	30,970	(91,110)
Accretion of Redeemable Convertible Preferred Shares
Deemed dividend to preferred shareholder
Net (loss)/income attributable to ordinary shareholders	¥ (84,709)	¥ 30,970	¥ (91,110)